Portfolio of Investments
Columbia Mortgage Opportunities Fund, August 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 13.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-4 Class E
12/14/2026	3.650%	5,150,000	4,994,929
Series 2020-4 Class F
08/13/2027	5.220%	3,620,000	3,519,054
Series 2021-2 Class F
01/13/2028	3.730%	4,000,000	3,728,259
Subordinated Series 2021-1 Class E
03/15/2027	2.290%	4,500,000	4,329,865
Subordinated Series 2021-1 Class F
11/15/2027	4.010%	900,000	862,269
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	6,000,000	5,596,762
ARES CLO(a),(b)
Series 2021-60A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/18/2034	8.990%	15,000,000	13,632,585
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class ER
3-month Term SOFR + 6.700% Floor 6.700% 01/15/2035	9.028%	6,000,000	5,375,910
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month USD LIBOR + 6.870% Floor 6.870% 04/15/2034	9.382%	25,975,000	24,074,877
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	3,375,000	3,116,707
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-4A Class E
3-month USD LIBOR + 7.950% Floor 7.950% 10/20/2033	10.660%	8,100,000	7,613,959
Carlyle Global Market Strategies(a),(b)
Series 2021-5A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/20/2034	8.960%	14,125,000	12,889,218
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	4.212%	11,000,000	10,263,121
Series 2015-4A Class CR
3-month USD LIBOR + 3.700% 07/20/2032	6.410%	7,500,000	7,091,903
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-3A Class ERR
3-month USD LIBOR + 7.000% Floor 7.000% 07/20/2034	9.710%	10,000,000	8,872,630
Carvana Auto Receivables Trust(a)
Subordinated Series 2021-N1 Class E
01/10/2028	2.880%	11,180,000	10,586,163
Consumer Loan Underlying Bond Credit Trust(a),(c),(d)
Subordinated Series 2018-P1 Class CERT
07/15/2025	0.000%	850,000	8,160,000
Subordinated Series 2018-P2 Class CERT
10/15/2025	0.000%	850,000	8,287,500
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	4.255%	1,250,000	1,195,600
ENVA LLC(a)
Series 2019-A Class C
06/22/2026	7.620%	830,781	831,947
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	12,500,000	11,507,384
Subordinated Series 2022-1A Class E
10/15/2029	5.020%	6,000,000	5,488,169
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-4A Class E
10/15/2027	3.510%	3,320,000	3,170,069
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class E
05/15/2028	2.870%	12,410,000	11,264,455
LendingClub Receivables Trust(a),(c),(d)
Series 2020-2 Class R
02/15/2046	0.000%	865,000	2,465,250
Series 2020-JPSL Class R
02/15/2025	0.000%	340,000	6,031,600
LendingPoint Asset Securitization Trust(a),(d),(e)
Subordinated Series 2021-1 Class C
04/15/2027	4.935%	14,564,000	14,036,055
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	15,712,000	14,643,584
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	12,000,000	11,497,439
LP LMS Asset Securitization Trust(a)
Series 2021-2A Class A
01/15/2029	1.750%	9,536,182	9,356,736
Columbia Mortgage Opportunities Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LP LMS Asset Securitization Trust(a),(d),(e)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	6,882,000	6,370,151
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class E
3-month USD LIBOR + 7.460% Floor 7.460% 01/19/2034	10.198%	5,200,000	4,887,121
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	6.012%	3,700,000	3,461,106
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	1,000,000	913,330
Morgan Stanley Resecuritization Pass-Through Trust(a),(d),(e),(f)
Series 2018-SC1 Class R
09/18/2023	0.000%	950,000	237,500
Octagon 54 Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2034	8.762%	12,500,000	11,271,062
Octagon Investment Partners 47 Ltd.(a),(b)
Series 2020-1A Class ER
3-month USD LIBOR + 6.250% Floor 6.250% 07/20/2034	8.960%	15,250,000	13,860,054
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% Floor 7.250% 10/22/2030	10.009%	2,000,000	1,732,376
OZLM XVII Ltd.(a),(b)
Series 2017-17A Class D
3-month USD LIBOR + 5.990% Floor 5.990% 07/20/2030	8.700%	3,750,000	3,101,423
Pagaya AI Debt Selection Trust(a),(d)
Series 2020-2 Class NOTE
12/15/2027	7.500%	1,636,724	1,624,448
Pagaya AI Debt Selection Trust(a),(c),(d)
Series 2020-3 Class CERT
05/17/2027	0.000%	23,803,550	4,798,796
Series 2021-1 Class CERT
11/15/2027	0.000%	1,901,904	424,315
Subordinated Series 2021-3 Class
05/15/2029	0.000%	12,925,852	7,388,417
Subordinated Series 2021-5 Class
08/15/2029	0.000%	12,321,273	7,426,031
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	18,766,301	17,521,553
Series 2021-5 Class A
08/15/2029	1.530%	5,910,582	5,716,242
Subordinated Series 2019-2 Class A2B
09/15/2026	3.929%	87,752	87,617
Pagaya AI Debt Trust(a),(c),(d)
Subordinated Series 2022-1 Class CERT
10/15/2029	0.000%	14,498,590	20,805,477
PAGAYA AI Debt Trust(a),(d)
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	11,500,000	11,500,000
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month USD LIBOR + 7.050% Floor 7.050% 11/25/2028	10.047%	7,000,000	6,435,177
Prosper Pass-Through Trust(a),(d)
Series 2019-ST2 Class A
11/15/2025	3.750%	996,179	1,006,141
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class D
3-month USD LIBOR + 5.850% 04/15/2030	8.362%	5,000,000	4,490,535
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	12,838,492	11,326,747
RR 16 Ltd.(a),(b)
Series 2021-16A Class D
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2036	8.762%	14,000,000	12,724,306
SoFi Consumer Loan Program LLC(a),(c),(d)
Series 2016-2 Class R
10/27/2025	0.000%	379,888	1,785,474
SoFi Consumer Loan Program LLC(a),(c),(d),(e)
Series 2016-4 Class R
11/25/2025	0.000%	900,000	4,511,083
Upstart Pass-Through Trust(a),(d)
Series 2020-ST4 Class A
11/20/2026	3.250%	3,070,890	2,981,642
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	2,750,435	2,639,287
Series 2021-ST2 Class A
04/20/2027	2.500%	1,789,553	1,705,351
Series 2021-ST7 Class A
09/20/2029	1.850%	4,202,426	3,955,961

2	Columbia Mortgage Opportunities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Securitization Trust(a)
Series 2021-1 Class C
03/20/2031	4.060%	2,500,000	2,295,118
Series 2021-2 Class C
06/20/2031	3.610%	7,650,000	7,214,815
Subordinated Series 2020-3 Class B
11/20/2030	3.014%	3,000,000	2,972,380
Subordinated Series 2021-3 Class C
07/20/2031	3.280%	22,551,000	20,368,417
Subordinated Series 2021-4 Class C
09/20/2031	3.190%	13,800,000	11,892,371
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	2,375,000	2,191,565
Total Asset-Backed Securities — Non-Agency (Cost $551,438,387)			458,107,388

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(g),(h)
Series 2017-30 Class IO
08/16/2058	0.576%	32,165,469	956,601
Series 2019-102 Class IB
03/16/2060	0.828%	12,833,036	784,758
Series 2020-19 Class IO
12/16/2061	0.698%	19,632,067	1,135,442
Series 2020-3 Class IO
02/16/2062	0.624%	18,720,697	976,414
Total Commercial Mortgage-Backed Securities - Agency (Cost $12,491,303)			3,853,215

Commercial Mortgage-Backed Securities - Non-Agency 6.6%

BAMLL Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.652%	4,500,000	3,830,982
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	4.931%	1,165,000	1,089,164
Series 2019-DPLO Class G
1-month USD LIBOR + 3.190% Floor 3.190% 10/15/2034	5.581%	6,853,000	6,476,085
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	4.791%	11,000,000	10,177,958
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MFM1 Class G
1-month USD LIBOR + 3.900% Floor 3.900% 01/15/2034	6.291%	650,000	610,910
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	4,550,000	3,751,484
BXP Trust(a),(g)
Subordinated Series 2021-601L Class E
01/15/2044	2.868%	21,000,000	13,769,259
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	5.112%	19,575,000	18,230,055
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.492% Floor 3.333% 11/15/2037	5.884%	8,207,971	7,839,408
COMM Mortgage Trust(a),(g)
Subordinated Series 2020-CBM Class F
02/10/2037	3.754%	17,650,000	15,356,407
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	5,340,000	4,496,293
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	24,275,000	19,092,096
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	20,650,000	14,872,450
CSMC Trust(a),(g)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%	5,200,000	3,917,869
Extended Stay America Trust(a),(b)
Series 2021-ESH Class F
1-month USD LIBOR + 3.700% Floor 3.700% 07/15/2038	5.699%	11,131,491	10,700,404
Hilton USA Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.333%	12,500,000	10,835,372
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	27,400,000	26,202,916
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	2,783,131	2,405,324

Columbia Mortgage Opportunities Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2021-HTL5 Class E
1-month USD LIBOR + 3.515% Floor 3.515% 11/15/2038	5.906%	9,350,000	8,765,985
Subordinated Series 2021-HTL5 Class F
1-month USD LIBOR + 4.265% Floor 4.265% 11/15/2038	6.656%	7,450,000	6,854,360
Morgan Stanley Capital I Trust(a),(g)
Series 2019-MEAD Class E
11/10/2036	3.283%	5,500,000	4,809,059
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%	5,975,000	5,554,670
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class E
1-month USD LIBOR + 2.740% Floor 2.740%, Cap 4.500% 02/15/2037	4.500%	6,000,000	5,611,889
Series 2021-FCMT Class E
1-month USD LIBOR + 4.500% Floor 4.500% 05/15/2031	6.891%	21,600,000	20,673,470
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $244,467,476)			225,923,869

Residential Mortgage-Backed Securities - Agency(i) 57.4%

Fannie Mae REMICS(b),(h)
CMO Series 2017-81 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/25/2047	3.756%	32,684,417	4,467,247
Federal Home Loan Mortgage Corp.
03/01/2052	2.500%	117,964,697	106,010,702
05/01/2052	3.000%	49,933,198	46,490,056
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 2013-101 Class HS
-1.0 x 1-month USD LIBOR + 6.500% Cap 6.500% 10/25/2043	4.056%	12,537,424	1,746,419
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	3.509%	2,880,427	282,448
Residential Mortgage-Backed Securities - Agency(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	3.659%	925,998	168,842
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	3.509%	1,109,102	164,686
CMO Series 4620 Class AS
-1.0 x 1-month USD LIBOR + 0.440% 11/15/2042	0.367%	1,499,906	66,407
CMO Series 4704 Class SK
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/15/2047	3.759%	10,409,736	1,385,966
CMO Series 4826 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/15/2048	3.809%	10,421,165	1,625,270
CMO Series 4926 Class ST
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 01/15/2040	3.689%	8,729,397	950,641
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	3.636%	10,531,987	1,773,718
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	3.606%	19,573,961	3,435,079
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	3.579%	2,169,338	254,652
Federal Home Loan Mortgage Corp.(h)
CMO Series 4215 Class IL
07/15/2041	3.500%	353,049	17,173
CMO Series 5040 Class IH
11/25/2050	3.500%	13,779,821	2,702,005
CMO Series 5083 Class NI
12/25/2040	4.500%	12,169,229	2,696,578

4	Columbia Mortgage Opportunities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	1,868,434	252,867
Federal Home Loan Mortgage Corp. REMICS(b),(h)
CMO Series 4606 Class SL
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 12/15/2044	3.609%	53,665,926	6,460,412
CMO Series 5119 Class QS
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 06/25/2051	4.786%	41,989,891	10,602,426
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5105 Class GI
11/25/2045	2.500%	84,550,235	10,347,571
CMO Series 5105 Class ID
05/25/2051	3.000%	40,654,200	7,925,622
CMO Series 5105 Class JI
03/25/2045	3.000%	27,429,351	3,151,051
CMO Series 5125 Class IT
09/25/2048	2.500%	85,110,832	11,491,928
Federal National Mortgage Association
08/01/2051	3.000%	34,286,137	32,015,404
08/01/2052	4.000%	44,048,676	43,633,259
Federal National Mortgage Association(h)
CMO Series 2012-152 Class EI
07/25/2031	3.000%	2,416,026	65,839
CMO Series 2021-3 Class TI
02/25/2051	2.500%	7,429,125	1,218,151
Federal National Mortgage Association(b),(h)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	3.456%	2,323,276	282,004
CMO Series 2013-97 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2032	3.841%	372,179	11,152
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	3.706%	1,297,612	184,602
CMO Series 2015-27 Class AS
-1.0 x 1-month USD LIBOR + 5.650% Cap 5.650% 05/25/2045	3.206%	10,488,982	1,398,964
Residential Mortgage-Backed Securities - Agency(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	3.556%	1,437,100	172,802
CMO Series 2017-50 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/25/2047	3.656%	8,862,964	1,319,727
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	1.506%	22,220,891	1,537,730
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	3.706%	9,415,443	1,245,387
CMO Series 2020-38 Class SE
1-month USD LIBOR + 6.050% 06/25/2050	3.606%	7,419,331	1,000,061
CMO Series 2020-38 Class WS
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 06/25/2050	2.556%	23,738,368	2,591,791
Federal National Mortgage Association REMICS(h)
CMO Series 2021-22 Class LI
04/25/2051	3.000%	38,585,190	6,918,301
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	7.633%	14,350,000	12,075,648
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	5,861,965	741,091
CMO Series 2018-78 Class GI
04/20/2048	4.000%	9,240,627	1,159,418
CMO Series 2019-129 Class AI
10/20/2049	3.500%	28,909,139	4,752,599
CMO Series 2020-104 Class IY
07/20/2050	3.000%	15,216,457	2,255,490
CMO Series 2020-129 Class GI
09/20/2050	3.000%	18,982,585	2,945,543
CMO Series 2020-129 Class YI
09/20/2050	2.500%	23,630,160	3,150,871

Columbia Mortgage Opportunities Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-138 Class JI
09/20/2050	2.500%	35,400,115	5,210,554
CMO Series 2020-160 Class DI
10/20/2050	2.500%	20,231,969	2,553,475
CMO Series 2020-160 Class HI
10/20/2050	2.500%	16,597,109	2,271,200
CMO Series 2020-160 Class ID
10/20/2050	2.500%	16,186,114	2,049,094
CMO Series 2020-162 Class EI
10/20/2050	2.500%	15,776,800	1,992,138
CMO Series 2020-164 Class CI
11/20/2050	3.000%	20,890,538	3,155,413
CMO Series 2020-181 Class AI
12/20/2050	2.500%	32,353,327	4,446,295
CMO Series 2020-185 Class KI
12/20/2050	2.500%	40,764,811	5,198,630
CMO Series 2020-187 Class AI
12/20/2050	2.500%	49,371,115	6,197,650
CMO Series 2020-188 Class WI
12/20/2050	2.500%	33,510,249	4,266,086
CMO Series 2020-191 Class UC
12/20/2050	4.000%	23,814,809	3,779,370
CMO Series 2020-191 Class UD
12/20/2050	4.000%	33,275,181	5,579,346
CMO Series 2020-191 Class UM
12/20/2050	3.500%	31,004,631	5,889,736
CMO Series 2020-85 Class MI
06/20/2050	3.500%	13,739,472	3,136,367
CMO Series 2021-1 Class IT
01/20/2051	3.000%	34,078,135	4,992,750
CMO Series 2021-158 Class IO
09/20/2051	3.000%	32,191,967	4,936,068
CMO Series 2021-158 Class VI
09/20/2051	3.000%	37,302,758	6,052,227
CMO Series 2021-160 Class CI
09/20/2051	2.500%	74,836,119	10,658,280
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	8,685,338	1,346,997
CMO Series 2021-188 Class IN
10/20/2051	2.500%	44,600,451	6,958,206
CMO Series 2021-24 Class MI
02/20/2051	3.000%	19,907,164	3,011,156
CMO Series 2021-24 Class PI
01/20/2051	2.500%	22,579,424	2,713,295
CMO Series 2021-29 Class GI
02/20/2051	3.000%	31,288,228	4,465,687
Residential Mortgage-Backed Securities - Agency(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-29 Class HI
02/20/2051	3.500%	24,275,918	3,966,855
CMO Series 2021-44 Class CI
03/20/2051	3.000%	29,907,152	4,503,539
CMO Series 2021-44 Class MI
03/20/2051	3.000%	19,027,552	2,821,674
CMO Series 2021-49 Class WI
05/20/2048	2.500%	21,059,301	2,140,301
CMO Series 2021-58 Class IA
04/20/2051	3.500%	16,553,768	2,330,820
CMO Series 2021-7 Class IT
01/16/2051	3.000%	31,526,835	6,534,264
CMO Series 2021-9 Class MI
01/20/2051	2.500%	42,621,586	5,576,834
CMO Series 2021-97 Class IN
08/20/2049	2.500%	71,602,507	8,265,271
Government National Mortgage Association(b),(h)
CMO Series 2014-6 Class SJ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2044	3.732%	10,785,022	1,729,804
CMO Series 2017-163 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	3.832%	12,130,539	1,465,238
CMO Series 2018-124 Class SG
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	3.832%	10,857,599	1,452,665
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.782%	9,479,469	1,020,382
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	3.832%	7,286,728	803,890
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	3.832%	9,550,434	1,072,016

6	Columbia Mortgage Opportunities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-63 Class SH
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	3.832%	8,998,203	971,397
CMO Series 2018-78 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	3.832%	8,302,777	979,040
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	3.832%	7,532,677	918,047
CMO Series 2019-103 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/20/2049	3.682%	17,268,072	2,005,723
CMO Series 2019-120 Class SA
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	1.032%	22,585,175	901,957
CMO Series 2019-43 Class NS
-1.0 x 1-month USD LIBOR + 3.270% Cap 3.270% 04/20/2049	0.902%	17,900,542	421,565
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	3.832%	12,243,871	1,641,133
CMO Series 2020-133 Class DS
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2050	3.932%	75,807,668	10,412,214
CMO Series 2020-148 Class SA
-1.0 x 1-month USD LIBOR + 6.300% 10/20/2050	3.932%	23,127,659	3,197,003
CMO Series 2020-175 Class NS
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 11/20/2050	3.932%	27,935,067	4,084,003
Residential Mortgage-Backed Securities - Agency(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-187 Class SE
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 12/20/2050	3.932%	21,570,451	3,143,296
CMO Series 2020-62 Class SK
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	3.782%	11,246,269	1,666,187
CMO Series 2021-122 Class SB
-1.0 x 30-day Average SOFR + 2.600% Cap 2.600% 07/20/2051	0.542%	115,041,958	1,508,603
CMO Series 2021-122 Class SG
1-month USD LIBOR + 6.300% Cap 6.300% 07/20/2051	3.932%	73,601,735	9,898,182
CMO Series 2021-142 Class SL
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 08/20/2051	3.932%	72,044,412	10,845,609
CMO Series 2021-155 Class SM
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 07/20/2051	3.932%	36,587,363	5,253,806
CMO Series 2021-156 Class SA
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2051	3.932%	56,183,092	8,622,194
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.592%	89,895,122	1,249,434
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	320,552,934	1,850,777
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	1.192%	53,078,186	1,261,143

Columbia Mortgage Opportunities Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-97 Class CS
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 06/20/2051	3.932%	54,481,546	7,589,699
CMO Series 2022-83 Class AS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 06/20/2050	3.782%	30,033,621	4,168,450
Uniform Mortgage-Backed Security TBA(j)
09/14/2052	3.500%	258,000,000	246,288,191
09/14/2052	4.000%	693,000,000	677,407,500
09/14/2052	4.500%	470,000,000	467,960,867
Total Residential Mortgage-Backed Securities - Agency (Cost $2,073,138,390)			1,963,935,193

Residential Mortgage-Backed Securities - Non-Agency 52.0%

510 Asset Backed Trust(a),(g)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	3,558,174	3,291,541
Ajax Mortgage Loan Trust(a),(g)
CMO Series 2021-B Class A
06/25/2066	2.239%	10,977,009	10,194,601
CMO Series 2021-C Class A
01/25/2061	2.115%	6,761,291	6,455,565
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	5,000,000	4,890,274
Angel Oak Mortgage Trust(a),(g)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	5,724,568	4,981,066
Angel Oak Mortgage Trust I LLC(a),(g)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	4,800,000	4,774,876
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	5.794%	734,951	736,450
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	4.194%	492,938	492,617
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	4.944%	1,500,000	1,503,945
CMO Series 2020-2A Class M1C
1-month USD LIBOR + 4.000% Floor 4.000% 08/26/2030	6.444%	975,358	978,255
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 6.000% Floor 6.000% 08/26/2030	8.444%	11,550,000	11,867,295
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	7.294%	6,750,000	6,825,146
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	6.044%	9,519,043	9,634,270
CMO Series 2021-1A Class M2
30-day Average SOFR + 4.850% Floor 4.850% 03/25/2031	6.364%	18,000,000	17,893,912
CMO Series 2021-2A Class M1C
30-day Average SOFR + 1.850% Floor 1.850% 06/25/2031	3.364%	9,465,000	8,997,491
CMO Series 2021-2A Class M2
30-day Average SOFR + 2.900% Floor 2.900% 06/25/2031	4.414%	15,250,000	14,132,039
Subordinated CMO Series 2018-1A Class B1
1-month USD LIBOR + 4.250% 04/25/2028	6.509%	5,440,000	5,408,457
Subordinated CMO Series 2019-4A Class B1
1-month USD LIBOR + 3.850% Floor 3.850% 10/25/2029	6.294%	17,089,000	16,255,858
Subordinated CMO Series 2020-4A Class B1
1-month USD LIBOR + 5.000% Floor 5.000% 06/25/2030	7.444%	4,000,000	4,019,562
Subordinated CMO Series 2021-1A Class B1
30-day Average SOFR + 6.750% Floor 6.750% 03/25/2031	8.264%	3,750,000	3,791,200
Subordinated CMO Series 2021-2A Class B1
30-day Average SOFR + 4.150% Floor 4.150% 06/25/2031	5.664%	2,800,000	2,524,786
BRAVO Residential Funding Trust(a),(g)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	2,200,000	2,135,837

8	Columbia Mortgage Opportunities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-NQM1 Class B2
05/25/2060	5.581%	2,800,000	2,733,057
CMO Series 2021-B Class A1
04/01/2069	2.115%	8,171,913	7,721,896
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	2,950,000	2,694,732
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	4,100,000	3,808,352
BRAVO Residential Funding Trust(a),(b)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	3.788%	6,000,000	5,909,067
Subordinated CMO Series 2021-HE1 Class B1
30-day Average SOFR + 2.500% 01/25/2070	4.683%	6,708,000	6,670,971
Subordinated CMO Series 2021-HE1 Class B2
30-day Average SOFR + 3.000% 01/25/2070	5.183%	4,129,000	4,031,569
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	3.788%	6,570,000	6,455,008
BVRT Financing Trust(a),(b)
CMO Series 2021-1F Class M3
30-day Average SOFR + 2.800% Floor 2.800% 03/15/2038	2.838%	1,944,957	1,937,366
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-2F Class M2
30-day Average SOFR + 2.500% Floor 2.500% 01/10/2032	3.761%	8,247,148	8,270,281
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	40,000,000	40,000,000
CMO Series 2021-CRT3 Class B1
30-day Average SOFR + 4.300% Floor 4.300% 01/10/2031	4.338%	15,200,000	15,200,000
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-CRT3 Class M3
30-day Average SOFR + 3.150% Floor 3.150% 01/10/2031	3.188%	1,158,160	1,158,160
CMO Series 2021-CRT3 Class M4
30-day Average SOFR + 3.800% Floor 3.800% 01/10/2031	3.838%	3,400,000	3,400,000
BVRT Financing Trust(a),(b),(d),(e)
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.589%	16,250,000	15,903,469
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	5.194%	10,131,000	9,957,240
CMO Series 2018-GT1 Class B
1-month USD LIBOR + 3.500% 05/25/2023	5.944%	4,350,000	4,240,141
CIM Trust(a),(g)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	15,515,022	14,634,838
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	26,910,069	25,543,460
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	7,450,472	6,937,926
COLT Mortgage Loan Trust(a),(g)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	1,463,000	1,419,735
CMO Series 2021-3 Class A3
09/27/2066	1.419%	8,173,858	6,971,499
Subordinated CMO Series 2020-2 Class B1
03/25/2065	5.250%	3,716,000	3,582,965
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	5,969,000	4,422,245
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	2,502,000	1,638,613
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	4.594%	11,361,158	11,188,863
Subordinated CMO Series 2018-R07 Class 1B1
1-month USD LIBOR + 4.350% 04/25/2031	6.794%	6,550,000	6,521,103

Columbia Mortgage Opportunities Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	7.683%	16,909,000	15,311,879
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	8.183%	49,550,000	44,181,381
Subordinated CMO Series 2022-R02 Class 2B2
30-day Average SOFR + 7.650% 01/25/2042	9.833%	37,400,000	36,154,169
Subordinated CMO Series 2022-R03 Class 1B1
30-day Average SOFR + 6.250% 03/25/2042	8.433%	2,550,000	2,623,683
Subordinated CMO Series 2022-R04 Class 1B1
30-day Average SOFR + 5.250% 03/25/2042	7.433%	13,850,000	13,774,976
Subordinated CMO Series 2022-R04 Class 1B2
30-day Average SOFR + 9.500% 03/25/2042	11.683%	13,800,000	13,897,711
Subordinated CMO Series 2022-R07 Class 1B2
30-day Average SOFR + 12.000% 06/25/2042	14.183%	7,300,000	7,971,255
Credit Suisse Mortgage Trust(a),(g)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	31,053,411	29,980,267
CSMC Trust(a),(g)
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	6,931,810	6,600,129
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M2
1-month USD LIBOR + 3.300% 04/25/2029	5.744%	21,000,000	20,784,032
CMO Series 2021-1 Class M2
30-day Average SOFR + 4.450% Floor 4.450% 10/25/2033	5.964%	17,000,000	16,214,806
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	4.244%	11,000,000	10,803,302
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	8.383%	15,900,000	14,525,028
FMC GMSR Issuer Trust(a),(g)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	9,050,000	8,053,060
Freddie Mac STACR(a),(b)
Subordinated CMO Series 2019-HQA3 Class B1
1-month USD LIBOR + 3.000% 09/25/2049	5.444%	19,309,209	18,765,058
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-HQA3 Class M2
1-month USD LIBOR + 3.600% 07/25/2050	6.044%	447,782	448,269
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	7.433%	11,650,000	11,546,590
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	8.444%	11,300,000	11,955,367
Subordinated CMO Series 2020-DNA5 Class B1
30-day Average SOFR + 4.800% 10/25/2050	6.314%	11,200,000	11,531,112
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	7.833%	15,500,000	14,514,175
Subordinated CMO Series 2020-HQA1 Class B1
1-month USD LIBOR + 2.350% 01/25/2050	4.794%	28,457,336	27,105,026
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	8.194%	8,000,000	8,379,503
Subordinated CMO Series 2020-HQA4 Class B1
1-month USD LIBOR + 5.250% 09/25/2050	7.694%	16,600,000	17,056,390
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	6.933%	18,450,000	15,540,592
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	7.683%	46,650,000	39,928,939

10	Columbia Mortgage Opportunities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	9.014%	12,600,000	11,902,921
Subordinated CMO Series 2022-DNA1 Class B2
30-day Average SOFR + 7.100% 01/25/2042	9.283%	23,350,000	21,118,707
Subordinated CMO Series 2022-HQA1 Class B2
30-day Average SOFR + 11.000% 03/25/2042	13.183%	18,050,000	17,208,809
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-FTR2 Class M2
1-month USD LIBOR + 2.150% 11/25/2048	4.594%	16,207,503	15,682,109
Subordinated CMO Series 2019-HQA2 Class B1
1-month USD LIBOR + 4.100% 04/25/2049	6.544%	20,000,000	20,231,976
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-DNA3 Class B1
1-month USD LIBOR + 5.100% 06/25/2050	7.544%	8,934,264	9,201,005
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	6.183%	6,750,000	6,749,962
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	9.583%	14,200,000	14,040,136
Subordinated CMO Series 2021-DNA7 Class B2
30-day Average SOFR + 7.800% 11/25/2041	9.314%	46,278,740	43,086,558
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(g)
Subordinated CMO Series 2022-DNA2 Class B2
02/25/2042	10.683%	39,000,000	36,965,546
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	5,650,000	5,258,318
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-1 Class M2
1-month USD LIBOR + 3.900% Floor 3.900% 08/25/2033	6.344%	3,750,000	3,754,530
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	4.414%	29,500,000	28,721,563
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	6.464%	7,500,000	7,064,057
Glebe Funding Trust (The)(a),(d)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	30,321,986	29,298,619
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	5.444%	9,924,593	9,849,957
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.150% Floor 4.150% 10/25/2030	6.594%	3,287,366	3,298,024
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	7.694%	8,800,000	9,005,880
Homeward Opportunities Fund I Trust(a),(g)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	3,750,000	3,691,485
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2020-BPL1 Class A2
08/25/2025	5.438%	10,045,202	10,028,967
Imperial Fund Mortgage Trust(a),(g)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.184%	7,384,000	5,559,968
Loan Revolving Advance Investment Trust(a),(b),(d),(e)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	4.721%	40,000,000	40,000,000
MFA Trust(a),(g)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	3,500,000	3,282,281
Subordinated CMO Series 2020-NQM3 Class B1
01/26/2065	3.661%	6,250,000	5,799,649
Mortgage Acquisition Trust I LLC(a),(d)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	20,109,704	19,735,789
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 02/25/2030	4.194%	3,050,000	2,955,325
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.290%	4,802,207	219,655

Columbia Mortgage Opportunities Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New York Mortgage Trust(a),(g)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	12,080,000	11,762,289
CMO Series 2021-BPL1 Class A2
05/25/2026	2.981%	5,000,000	4,827,002
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	3,995,967	3,764,124
Oaktown Re II Ltd.(a),(b)
Subordinated CMO Series 2018-1A Class B1
1-month USD LIBOR + 4.050% 07/25/2028	6.494%	7,323,000	7,345,221
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M2
1-month USD LIBOR + 2.550% Floor 2.550% 07/25/2029	4.994%	15,000,000	14,904,083
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	7.694%	9,500,000	9,787,676
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class B1
30-day Average SOFR + 5.500% Floor 5.500% 10/25/2033	7.683%	2,373,000	2,325,316
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	6.133%	6,500,000	6,305,945
OSAT Trust(a),(g)
CMO Series 2021-RPL1 Class A2
05/25/2065	3.967%	5,000,000	4,682,581
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	5.243%	7,700,855	7,534,423
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-FT1 Class A
1-month USD LIBOR + 2.350% 04/25/2023	4.794%	9,500,000	9,279,595
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	5.294%	19,379,000	19,179,336
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	5.094%	47,570,000	46,409,211
Point Securitization Trust(a),(g)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	14,798,179	14,073,114
Preston Ridge Partners Mortgage(a),(g)
CMO Series 2021-2 Class A2
03/25/2026	3.770%	18,598,000	17,290,049
CMO Series 2021-3 Class A2
04/25/2026	3.720%	7,000,000	6,531,158
CMO Series 2021-4 Class A2
04/25/2026	3.474%	5,350,000	4,946,633
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2020-4 Class A1
10/25/2025	2.610%	7,155,048	6,937,360
CMO Series 2020-6 Class A2
11/25/2025	4.703%	2,300,000	2,191,028
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	7,522,623	7,158,621
CMO Series 2021-1 Class A2
01/25/2026	3.720%	28,254,000	26,501,342
CMO Series 2021-2 Class A1
03/25/2026	2.115%	6,805,031	6,415,574
CMO Series 2021-5 Class A2
06/25/2026	3.721%	16,300,000	14,998,636
CMO Series 2021-8 Class A1
09/25/2026	1.743%	16,619,902	15,317,432
Pretium Mortgage Credit Partners(a),(g)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	21,451,401	19,834,162
Pretium Mortgage Credit Partners I LLC(a),(g)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	6,897,872	6,575,463
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2021-NPL6 Class A2
07/25/2051	5.071%	5,600,000	5,225,805
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	6,716,626	6,168,987
Radnor Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 2.700% 03/25/2028	5.144%	5,670,000	5,687,921
Subordinated CMO Series 2019-2 Class B1
1-month USD LIBOR + 2.700% Floor 2.700% 06/25/2029	5.144%	3,000,000	3,005,286

12	Columbia Mortgage Opportunities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-1 Class B1
30-day Average SOFR + 4.000% Floor 4.000% 12/27/2033	6.183%	4,750,000	4,322,691
Radnor RE Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 12/27/2033	4.883%	20,500,000	20,036,468
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	6,378,000	6,007,662
Subordinated CMO Series 2020-1 Class B1
01/26/2060	3.946%	3,938,000	3,475,933
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A3
09/25/2050	5.086%	4,263,518	4,220,516
STACR Trust(a),(b)
Subordinated CMO Series 2018-HRP1 Class B1
1-month USD LIBOR + 3.750% 04/25/2043	6.194%	14,000,000	13,772,923
Stanwich Mortgage Loan Co. LLC(a),(g)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	27,292,193	25,185,220
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	4,750,000	4,563,197
CMO Series 2021-3 Class A1
06/25/2056	1.127%	5,335,200	4,381,953
Starwood Mortgage Residential Trust(a)
Subordinated CMO Series 2020-INV1 Class B1
11/25/2055	3.257%	3,200,000	2,815,909
Subordinated CMO Series 2020-INV1 Class B2
11/25/2055	4.261%	1,400,000	1,234,554
Stonnington Mortgage Trust(a),(d),(e),(g)
CMO Series 2020-1 Class A
07/28/2024	3.500%	2,892,092	2,892,092
Toorak Mortgage Corp., Ltd.(a),(d),(e),(g)
CMO Series 2020-1 Class M1
03/25/2023	5.000%	19,600,000	19,306,000
Toorak Mortgage Corp., Ltd.(a),(g)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	21,000,000	20,325,085
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2030	6.759%	2,347,432	2,350,542
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-2 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2033	6.944%	5,000,000	5,083,697
CMO Series 2021-2 Class M2
1-month USD LIBOR + 5.500% Floor 5.500% 10/25/2033	7.944%	10,000,000	10,084,115
Subordinated CMO Series 2021-1 Class B1
1-month USD LIBOR + 4.500% Floor 4.500% 08/25/2033	6.944%	22,926,000	22,796,310
Subordinated CMO Series 2021-2 Class B1
1-month USD LIBOR + 7.500% Floor 7.500% 10/25/2033	9.944%	7,100,000	6,972,364
VCAT Asset Securitization LLC(a),(g)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	3,980,000	3,681,704
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	13,933,494	13,040,511
VCAT LLC(a),(g)
CMO Series 2021-NPL2 Class A2
03/27/2051	4.212%	5,500,000	5,190,481
Vericrest Opportunity Loan Transferee(a),(g)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	9,837,755	9,398,235
Vericrest Opportunity Loan Transferee XCIV LLC(a),(g)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	12,170,099	11,587,820
Vericrest Opportunity Loan Transferee XCVI LLC(a),(g)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	21,233,796	19,932,371
Vericrest Opportunity Loan Transferee XCVII LLC(a),(g)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	17,678,488	16,770,576
Verus Securitization Trust(a),(g)
CMO Series 2020-NPL1 Class A2
08/25/2050	5.682%	8,000,000	7,969,853
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	4,150,000	4,066,469
Subordinated CMO Series 2020-1 Class B1
01/25/2060	3.624%	6,000,000	5,614,126
Subordinated CMO Series 2020-4 Class B1
05/25/2065	5.046%	2,450,000	2,351,802
Subordinated CMO Series 2020-4 Class B2
05/25/2065	5.600%	2,000,000	1,893,912
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	3,800,000	2,830,984

Columbia Mortgage Opportunities Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	3,500,000	2,577,143
Verus Securitization Trust(a)
Subordinated CMO Series 2020-INV1 Class B1
03/25/2060	5.750%	1,050,000	1,037,667
Subordinated CMO Series 2020-INV1 Class B2
03/25/2060	6.000%	3,150,000	3,112,869
Visio Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	1,400,000	1,330,203
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	1,200,000	1,134,014
Vista Point Securitization Trust(a),(g)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	2,000,000	1,980,830
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,852,006,713)			1,778,390,268
Options Purchased Calls 1.3%
Value ($)
(Cost $62,048,945)	42,791,046

Money Market Funds 7.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.366%(k),(l)	267,522,413	267,388,652
Total Money Market Funds (Cost $267,354,347)		267,388,652
Total Investments in Securities (Cost: $5,062,945,561)		4,740,389,631
Other Assets & Liabilities, Net		(1,320,970,884)
Net Assets		3,419,418,747

At August 31, 2022, securities and/or cash totaling $126,822,529 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	14,856	12/2022	USD	1,736,759,250	—	(5,316,802)
U.S. Ultra Treasury Bond	1,306	12/2022	USD	195,247,000	—	(160,392)
Total					—	(5,477,194)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	(7,500)	03/2023	USD	(1,797,562,500)	4,950,064	—
U.S. Treasury 5-Year Note	(7,464)	12/2022	USD	(827,162,816)	2,430,204	—
Total					7,380,268	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	107,600,000	107,600,000	2.25	04/27/2023	2,582,400	1,184,095
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	212,740,000	212,740,000	2.50	05/12/2023	6,360,926	3,742,394
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	200,600,000	200,600,000	2.90	06/21/2023	6,529,530	6,830,029
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	202,000,000	202,000,000	2.75	06/26/2023	6,559,950	5,686,078
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	74,220,000	74,220,000	2.75	07/11/2023	2,597,700	2,147,593
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	325,000,000	325,000,000	2.00	08/03/2023	5,476,250	3,364,725
14	Columbia Mortgage Opportunities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2022 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	271,800,000	271,800,000	2.70	08/23/2023	9,839,160	7,970,127
10-Year OTC interest rate swap with JPMorgan to receive exercise rate and pay SOFR	JPMorgan	USD	300,000,000	300,000,000	2.25	05/26/2023	6,000,000	3,721,770
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	400,000,000	400,000,000	2.25	04/27/2023	9,540,000	4,401,840
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	212,740,000	212,740,000	2.50	05/12/2023	6,563,029	3,742,395
Total							62,048,945	42,791,046

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(352,000,000)	(352,000,000)	3.00	11/30/2022	(6,336,000)	(6,336,000)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	1,179,688	(5,833)	331,570	—	842,285	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	50,667,453	331,648	—	—	331,648	—
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	478,982,547	(3,698,706)	—	—	—	(3,698,706)
Total							(3,367,058)	—	—	331,648	(3,698,706)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	7.694	USD	10,000,000	(1,553,125)	5,833	—	(2,177,418)	630,126	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	7.694	USD	10,000,000	(1,553,125)	5,833	—	(1,851,805)	304,513	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	7.694	USD	10,000,000	(1,553,125)	5,833	—	(1,202,010)	—	(345,282)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	7.694	USD	40,000,000	(6,212,500)	23,334	—	(4,831,357)	—	(1,357,809)
Columbia Mortgage Opportunities Fund | First Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2022 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	7.694	USD	25,000,000	(3,882,812)	14,583	—	(2,201,826)	—	(1,666,403)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	7.694	USD	25,000,000	(3,882,812)	14,583	—	(2,157,524)	—	(1,710,705)
Markit CMBX North America Index, Series 13 BBB-	Citi	12/16/2072	3.000	Monthly	6.203	USD	25,000,000	(4,144,529)	14,583	—	(1,246,234)	—	(2,883,712)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	7.694	USD	20,250,000	(3,145,079)	11,813	—	(2,302,673)	—	(830,593)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	7.694	USD	25,000,000	(3,882,813)	14,583	—	(2,586,909)	—	(1,281,321)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	7.694	USD	10,000,000	(1,553,124)	5,833	—	(1,707,533)	160,242	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.694	USD	20,000,000	(3,106,250)	11,667	—	(3,946,060)	851,477	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.694	USD	26,500,000	(4,115,782)	15,459	—	(4,948,864)	848,541	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.694	USD	8,800,000	(1,366,750)	5,133	—	(2,034,410)	672,793	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.694	USD	10,000,000	(1,553,125)	5,833	—	(1,914,693)	367,401	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.694	USD	5,000,000	(776,563)	2,917	—	(813,085)	39,439	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.694	USD	13,000,000	(2,019,062)	7,583	—	(2,042,860)	31,381	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.694	USD	25,000,000	(3,882,812)	14,583	—	(2,192,483)	—	(1,675,746)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.694	USD	45,000,000	(6,989,062)	26,250	—	(5,140,061)	—	(1,822,751)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	5.911	USD	20,000,000	(2,359,377)	11,667	—	(3,794,393)	1,446,683	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	5.911	USD	25,000,000	(2,949,220)	14,583	—	(1,271,036)	—	(1,663,601)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	6.088	USD	22,000,000	(3,089,305)	12,833	—	(3,157,673)	81,201	—
16	Columbia Mortgage Opportunities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2022 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	23.008	USD	2,550,000	(500,837)	1,488	—	(210,495)	—	(288,854)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	23.008	USD	5,000,000	(982,031)	2,917	—	(270,961)	—	(708,153)
Total								(65,053,220)	249,724	—	(54,002,363)	5,433,797	(16,234,930)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2022, the total value of these securities amounted to $2,474,497,173, which represents 72.37% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2022.
(c)	Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of August 31, 2022 and is not reflective of the cash flow payments.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2022, the total value of these securities amounted to $117,899,934, which represents 3.45% of total net assets.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2022.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at August 31, 2022:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Uniform Mortgage-Backed Security TBA
09/14/2052 2.500%	(410,000,000)	09/14/2022	(380,307,031)	(366,661,721)

(j)	Represents a security purchased on a when-issued basis.
(k)	The rate shown is the seven-day current annualized yield at August 31, 2022.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.366%
	218,546,293	634,056,926	(585,248,531)	33,964	267,388,652	(39,253)	954,707	267,522,413
Columbia Mortgage Opportunities Fund | First Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2022 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
18	Columbia Mortgage Opportunities Fund | First Quarter Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT251_05_M01_(10/22)